DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jan. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 31, 2013
Trading Symbol	gnbt
Entity Registrant Name	GENEREX BIOTECHNOLOGY CORP
Entity Central Index Key	0001059784
Entity Filer Category	Accelerated Filer